Common Stock and Equity-Based Compensation - Common Stock Share Activity (Details) - UGI Corporation Common Stock - shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Common Stock Share Activity
Beginning balance - shares issued (in shares)	174,142,997	173,987,691	173,894,141	173,806,991
Beginning balance - shares outstanding (in shares)	173,143,737	172,960,449	172,388,503
Employee and director plans - shares issued (in shares)	155,306	93,550	87,150
Employee and director plans - shares outstanding (in shares)	1,960,018	1,145,254	2,442,352
Sale of reacquired common stock (in shares)		0
Sale of reacquired common stock (in shares)		50,000
Repurchases of common stock - shares outstanding (in shares)	(1,200,000)	(900,000)	(1,250,000)
Reacquired common stock, employee and director plans - shares outstanding (in shares)	(154,780)	(111,966)	(620,406)
Ending balance - shares issued (in shares)	174,142,997	173,987,691	173,894,141	173,806,991
Ending balance - shares outstanding (in shares)	173,748,975	173,143,737	172,960,449
Treasury
Common Stock Share Activity
Beginning balance - shares issued (in shares)	394,022	843,954	933,692	1,418,488
Employee and director plans - shares issued (in shares)	1,804,712	1,051,704	2,355,202
Sale of reacquired common stock (in shares)		50,000
Repurchases of common stock - held in treasury (in shares)	(1,200,000)	(900,000)	(1,250,000)
Reacquired common stock, employee and director plans - held in treasury (in shares)	(154,780)	(111,966)	(620,406)
Ending balance - shares issued (in shares)	394,022	843,954	933,692	1,418,488